Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net revenues	$ 83,057,896	$ 107,404,766	$ 83,695,885
Cost of revenues	20,380,258	19,738,737	20,352,729
Gross profit	62,677,638	87,666,029	63,343,156
Operating expenses:
General and administrative (including share-based compensation of $4,533,562, $6,395,451 and $5,240,518 for 2014, 2015 and 2016, respectively)	19,836,498	17,993,787	17,592,119
Product development (including share-based compensation of $113,292, $(217,695) and $129,911 for 2014, 2015 and 2016, respectively)	14,485,444	10,738,730	11,147,873
Sales and marketing (including share-based compensation of $52,099, $(121,723) and $205,448 for 2014, 2015 and 2016, respectively)	50,083,441	46,474,107	43,761,473
Loss from impairment of intangible assets	1,111,149	250,360	1,802,125
Loss from impairment of goodwill	6,659,691		8,149,525
Total operating expenses	92,176,223	75,456,984	82,453,115
Government subsidies	1,194,775	251,828	659,417
Income (loss) from operations	(28,303,810)	12,460,873	(18,450,542)
Interest income	1,050,781	2,648,026	4,044,288
Interest expense	(2,275)	(514)	(12,311)
Exchange loss, net	(55,117)	(766,162)	(112,672)
Gain on the interest sold and retained noncontrolling investment	20,567,699	9,999,801
Gain from sale of cost method investment		4,648,302	4,337,736
Gain (loss) from equity method investment	(138,124)	(66,970)
Short-term investment income	378,603	216,025	58,451
Other income (loss), net	(303,332)	(937,431)	18,236
Income (loss) before income tax expense	(6,805,575)	28,201,950	(10,116,814)
Income tax expense	(4,160,603)	(1,384,262)	(513,914)
Net income (loss)	(10,966,178)	26,817,688	(10,630,728)
Less: net income (loss) attributable to the noncontrolling interest	(9,287,365)	4,335,272	(3,462,879)
Net income (loss) attributable to China Finance Online Co. Limited	$ (1,678,813)	$ 22,482,416	$ (7,167,849)
Net income (loss) per share attributable to China Finance Online Co. Limited
Basic	$ (0.01)	$ 0.2	$ (0.07)
Diluted	$ (0.01)	$ 0.18	$ (0.07)
Weighted average shares used in calculating net income (loss) per share
Basic	113,213,912	110,997,871	109,385,712
Diluted	113,213,912	125,129,763	109,385,712
Other comprehensive income (loss), net of tax:
Changes in foreign currency translation adjustment	$ (4,343,652)	$ (3,467,043)	$ (221,277)
Other comprehensive income (loss), net of tax	(4,343,652)	(3,467,043)	(221,277)
Comprehensive income (loss)	(15,309,830)	23,350,645	(10,852,005)
Less: net income (loss) attributable to the noncontrolling interest	(9,287,365)	4,335,272	(3,462,879)
Comprehensive income (loss) attributable to China Finance Online Co. Limited	$ (6,022,465)	$ 19,015,373	$ (7,389,126)